UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08128

Name of Fund:	W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue New York, New York 10022

Name and address of agent for service:
W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022
Attention: Seth L. Pearlstein

(copy to)
Davis Polk & Wardwell
450 Lexington Avenue
New York, New York 10017
Attention: Nora M. Jordan

Registrant’s telephone number, including area code:  (212) 750-8585

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Item 1.  Schedule of Investments

W.P. Stewart & Co. Growth Fund, Inc. Schedule of Investments September 30, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - 97.8%

Consumer Products - 8.6%
Procter & Gamble Company	88,900	$6,253,226

Data Processing/Management - 6.9%
Automatic Data Processing, Inc.	39,050	1,793,567
Paychex, Inc.	78,500	3,218,500
		5,012,067

Diversified Industrial - 4.8%
General Electric Company	84,800	3,510,720

Drug Stores - 7.3%
Walgreen Company	113,500	5,361,740

Drugs & Health Care - 6.7%
Amgen Inc.(a)	20,750	1,173,827
Johnson & Johnson	12,450	817,965
Wyeth	64,100	2,855,655
		4,847,447

E-Commerce/Services - 4.9%
eBay Inc.(a)	90,900	3,546,918

Finance & Banking - 11.6%
American Express Company	83,295	4,945,224
Charles Schwab Corporation	162,600	3,512,160
		8,457,384

Food & Beverages - 15.2%
Kellogg Company	63,650	3,564,400
PepsiCo, Inc.	81,600	5,978,016
Wm. Wrigley Jr. Company	24,500	1,573,635
		11,116,051

Medical Instruments & Supplies - 4.9%
Becton, Dickinson & Co.	19,000	1,558,950
Stryker Corporation	29,500	2,028,420
		3,587,370

Multimedia - 6.9%
The Walt Disney Company	146,600	5,041,574

Retail - 15.1%
Staples, Inc.	120,000	2,578,800
Target Corporation	84,000	5,339,880

W.P. Stewart & Co. Growth Fund, Inc. Schedule of Investments (Continued) September 30, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - (Continued)

Retail - (Continued)
Whole Foods Market, Inc.	62,800	$3,074,688
		10,993,368

Wireless Communications - 4.9%
Qualcomm Inc.	85,000	3,592,100

TOTAL COMMON STOCKS - (Cost $60,487,666)		71,319,965

SHORT TERM INVESTMENTS - 2.7%
Repurchase Agreement - 2.7%	Principal Amount

Agreement with State Street Corporation, 2.00%, dated 09/28/2007, to be repurchased at $2,006,334 on 10/01/2007, collateralized by $2,030,000 U.S. Treasury Bond, 7.36% maturing 01/15/2026 (value $2,047,763)	2,006,000	2,006,000

TOTAL SHORT TERM INVESTMENTS - (Cost $2,006,000)		2,006,000

Total Investments - (Cost $62,493,666) - 100.5%		73,325,965
Liabilities in Excess of Other Assets - (0.5)%		(388,147)
Net Assets - 100.0%		72,937,818

(a) No dividends paid on security.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $11,834,176 and $1,001,877 respectively, resulting in net unrealized appreciation of $10,832,299.

Item 2.  Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:       /s/ John C. Mahler, Jr.
    John C. Mahler, Jr.,
    President of
    W.P. Stewart & Co. Growth Fund, Inc.

Date:  November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ John C. Mahler, Jr.
    John C. Mahler, Jr.,
    President of
    W.P. Stewart & Co. Growth Fund, Inc.

Date:  November 28, 2007

By:       /s/ Susan G. Leber
    Susan G. Leber,
    Director, Treasurer and Principal Financial Officer of
    W.P. Stewart & Co. Growth Fund, Inc.

Date:  November 28, 2007